UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22481

                                                 Apollo Senior Floating Rate Fund Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street

                                                   New York, New York 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street

                                               New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 515-3200

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments

September 30, 2017  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans - 135.8%(a)

AEROSPACE & DEFENSE - 4.5%

PAE Holding Corp.
First Lien Initial Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.74%, 10/20/22(b)	1,968,059	1,981,589
Second Lien Initial Term Loan, (LIBOR + 9.50%, 1.00% Floor), 10.74%, 10/20/23(b)	1,404,834	1,413,614
Photonis Technologies SAS (France)
First Lien Initial Dollar Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.80%, 09/18/19(b)(c)	1,887,413	1,651,486
Sequa Mezzanine Holdings, LLC
First Lien Initial Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.81%, 11/28/21(b)	1,400,161	1,412,636
StandardAero Aviation Holdings, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/07/22(b)(d)	2,356,321	2,377,681
Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.99%, 07/07/22(b)	3,687,708	3,721,506

		12,558,512

AUTOMOTIVE - 2.4%

American Tire Distributors, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.49%, 09/01/21(b)	2,846,880	2,877,128
AP Exhaust Acquisition, LLC
First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.31%, 05/10/24(b)	2,051,197	2,007,609
CH Hold Corp.
Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.49%, 02/03/25(b)	500,000	512,500
Innovative XCessories & Services, LLC
Term Loan, (LIBOR + 4.75%, 1.00% Floor), 6.08%, 11/29/22(b)(e)	1,290,337	1,308,079

		6,705,316

BANKING, FINANCE, INSURANCE & REAL ESTATE - 8.7%

Amwins Group, LLC
Second Lien Term Loan, (LIBOR + 6.75%, 1.00% Floor), 7.99%, 01/25/25(b)	342,857	351,002
AqGen Ascensus, Inc.
Replacement Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.33%, 12/05/22(b)	2,712,812	2,738,258

	Principal Amount ($)	Value ($)

BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)

Asurion, LLC
Replacement B-5 Term Loan, (LIBOR + 3.00%, 0.00% Floor), 4.24%, 11/03/23(b)	5,093,116	5,121,765
Second Lien Replacement B-2 Term Loan, (LIBOR + 6.00%, 0.00% Floor), 7.24%, 08/04/25(b)	2,117,647	2,169,487
Capital Automotive L.P.
Tranche B Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.24%, 03/24/25(b)	1,565,896	1,590,857
CRCI Holdings, Inc.
Initial Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.83%, 09/30/23(b)	2,086,480	2,100,825
Donnelley Financial Solutions, Inc.
Term Loan B, (Prime + 3.00%, 1.00% Floor), 7.25%, 09/29/23(b)	571,429	575,360
Medical Card System, Inc.
Term Loan, (LIBOR + 0.50%, 1.00% Floor), 1.50%, 05/31/19(b)(e)	5,323,315	4,299,477
MMM Holdings, Inc.
MMM Term Loan, (LIBOR + 8.75%, 1.50% Floor), 10.25%, 06/30/19(b)	516,620	514,037
MPH Acquisition Holdings, LLC
Tranche B Term Loan, (LIBOR + 3.00%, 1.00% Floor), 4.33%, 06/07/23(b)	1,932,314	1,949,975
MSO of Puerto Rico, Inc.
MSO Term Loan, (LIBOR + 8.75%, 1.50% Floor), 10.25%, 06/30/19(b)	375,580	373,702
National Financial Partners Corp.
Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.74%, 01/08/24(b)	1,301,682	1,312,798
SG Acquisition, Inc.
Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.33%, 03/29/24(b)	1,400,455	1,391,702

		24,489,245

BEVERAGE, FOOD & TOBACCO - 3.2%

Arctic Glacier Group Holdings, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.49%, 03/20/24(b)	497,500	501,231
The Chef’s Warehouse, Inc.
Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.99%, 06/22/22(b)	1,079,482	1,094,325
JBS USA, LLC
Initial Term Loan, (LIBOR + 2.50%, 0.75% Floor), 3.25%, 10/30/22(b)(d)	1,994,987	1,974,210
PFS Holding Corp.
First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.74%, 01/31/21(b)	2,579,964	2,392,930

See accompanying Notes to Schedule of Investments.  |  1

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2017  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

BEVERAGE, FOOD & TOBACCO (continued)

Winebow Holdings, Inc. (The Vintner Group, Inc.)
First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.99%, 07/01/21(b)	1,068,865	1,053,500
Second Lien Initial Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.74%, 01/02/22(b)	2,260,897	2,113,939

		9,130,135

CAPITAL EQUIPMENT - 1.5%

MTS Systems Corporation
New Tranche B Term Loan, (LIBOR + 3.25%, 0.75% Floor), 4.49%, 07/05/23(b)	2,209,727	2,229,062
Robertshaw US Holding Corp.
First Lien Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.75%, 08/10/24(b)(d)	2,000,000	2,022,500

		4,251,562

CHEMICALS, PLASTICS & RUBBER - 5.4%
ASP Chromaflo Intermediate Holdings, Inc.
Initial Tranche B-1 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.24%, 11/20/23(b)	327,003	329,150
Initial Tranche B-2 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.24%, 11/20/23(b)	425,208	428,000
Avantor Performance Materials Holdings, LLC
First Lien Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.24%, 03/11/24(b)	1,441,812	1,447,824
Second Lien Initial Term Loan, (LIBOR + 8.25%, 1.00% Floor), 9.49%, 03/10/25(b)	977,528	979,972
Avantor, Inc.
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 09/20/24(b)(d)	1,363,636	1,369,323
Ineos Styrolution US Holding, LLC
2024 Dollar Term Loan, (LIBOR + 2.75%, 0.00% Floor), 4.08%, 03/29/24(b)	1,390,849	1,406,496
KMG Chemicals, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/15/24(b)(d)	553,315	562,074
MacDermid, Inc.
Tranche B-5 Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.74%, 06/07/20(b)	653,399	656,055
Tranche B-6 Term Loan, (LIBOR + 3.00%, 1.00% Floor), 4.23%, 06/07/23(b)	612,213	616,168

	Principal Amount ($)	Value ($)

CHEMICALS, PLASTICS & RUBBER (continued)

Nexeo Solutions, LLC
Term Loan B, (LIBOR + 3.75%, 0.00% Floor), 5.07%, 06/09/23(b)	1,062,922	1,071,776
Niacet Corporation
First Lien Initial Dollar Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.83%, 02/01/24(b)(e)	710,714	712,490
PetroChoice Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.28%, 08/19/22(b)	994,737	1,004,685
SK Spice S.A.R.L (Luxembourg)
Facility B-2, (LIBOR + 4.25%, 0.00% Floor), 5.49%, 08/12/24(b)(c)	2,127,224	2,137,860
Tronox Blocked Borrower, LLC
First Lien Blocked Dollar Term Loan, (LIBOR + 3.00%, 0.00% Floor), 3.00%, 09/23/24(b)(d)	722,632	726,169
Tronox Finance, LLC (Netherlands)
First Lien Initial Dollar Term Loan, (LIBOR + 3.00%, 0.00% Floor), 3.00%, 09/23/24(b)(c)(d)	1,667,612	1,675,775

		15,123,817

CONSTRUCTION & BUILDING - 4.0%

Associated Asphalt Partners, LLC
Tranche B Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.49%, 04/05/24(b)	308,446	303,947
Henry Company, LLC
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.73%, 10/05/23(b)	869,108	877,800
Infiltrator Water Technologies, LLC
First Lien Term Loan B-1, (LIBOR + 3.50%, 1.00% Floor), 4.83%, 05/27/22(b)	4,806,387	4,878,482
IPS Structural Adhesives Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.49%, 12/20/23(b)(d)(e)	2,180,584	2,210,567
Morsco, Inc.
Initial Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.24%, 10/31/23(b)	993,671	1,004,020
Terra Millenium Corp.
First Out Term Loan, (LIBOR + 6.25%, 1.00% Floor), 7.50%, 10/31/22(b)(e)	1,962,500	1,972,313

		11,247,129

CONSUMER GOODS: DURABLE - 1.6%

Hayward Acquisition Corp.
Initial Term Loan, (LIBOR + 3.50%, 0.00% Floor), 4.74%, 08/05/24(b)	2,426,309	2,445,004

2  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2017  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

CONSUMER GOODS: DURABLE (continued)

Serta Simmons Holdings, LLC
First Lien Initial Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.80%, 11/08/23(b)	2,000,000	1,946,430

		4,391,434

CONSUMER GOODS: NON-DURABLE - 4.3%

ABG Intermediate Holdings 2, LLC
First Lien Revolver, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 09/27/24(b)(d)	2,466,495	2,461,266
Second Lien Term Loan, (LIBOR + 7.75%, 1.00% Floor), 8.75%, 09/29/25(b)(d)	971,276	980,989
LTI Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.99%, 05/16/24(b)	4,047,809	4,083,227
Parfums Holding Co., Inc.
First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 6.08%, 06/30/24(b)	1,670,396	1,687,100
Second Lien Initial Term Loan, (LIBOR + 8.75%, 1.00% Floor), 10.09%, 06/30/25(b)	1,000,000	981,670
Revlon Consumer Products Corp.
Initial Term Loan B, (LIBOR + 3.50%, 0.75% Floor), 4.74%, 09/07/23(b)	2,085,308	1,873,743

		12,067,995

CONTAINERS, PACKAGING & GLASS - 2.8%

Anchor Glass Container Corp.
Second Lien Term Loan, (LIBOR + 7.75%, 1.00% Floor), 9.07%, 12/07/24(b)	2,291,667	2,323,177
Hoover Group, Inc.
First Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.56%, 01/28/21(b)(e)	1,458,211	1,341,554
Sprint Industrial Holdings, LLC
First Lien Term Loan, (LIBOR + 5.75%, 1.25% Floor), 7.08%, 05/14/19(b)	3,368,821	3,082,471
TCB Holdings III Corp.
First Lien Closing Date Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.08%, 11/30/23(b)	1,157,263	1,167,146

		7,914,348

ENERGY: OIL & GAS - 4.2%

American Energy - Marcellus, LLC
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.47%, 08/04/20(b)(f)(g)	2,561,807	1,915,988
Azure Midstream Energy, LLC
Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.74%, 11/15/18(b)	448,205	401,144

	Principal Amount ($)	Value ($)

ENERGY: OIL & GAS (continued)

EMG Utica, LLC
Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.20%, 03/27/20(b)	530,716	535,360
HGIM Corp.
Senior Secured Term Loan A, (Prime + 3.25%, 1.00% Floor), 7.50%, 06/18/18(b)	2,677,236	1,160,140
Moss Creek Resources, LLC
Initial Term Loan, (LIBOR + 8.00%, 1.50% Floor), 9.50%, 04/07/22(b)(e)	5,000,000	4,912,500
Sheridan Investment Partners I, LLC
Deferred Principal Facility I, 10/01/19(e)(g)	4,749	2,850
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.82%, 10/01/19(b)(e)	1,635,290	1,388,361
Sheridan Production Partners I-A, L.P.
Deferred Principal Facility I-A, 10/01/19(e)(g)	629	378
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.82%, 10/01/19(b)(e)	216,689	183,969
Sheridan Production Partners I-M, L.P.
Deferred Principal Facility I-M, 10/01/19(e)(g)	384	231
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.82%, 10/01/19(b)(e)	132,355	112,370
Southcross Holdings Borrower, LP
Tranche B Term Loan (5.50% PIK), 9.00%, 04/13/23(e)(h)(i)	123,339	108,847
Traverse Midstream Partners, LLC
Advance Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 09/27/24(b)(d)	926,471	939,210

		11,661,348

ENVIRONMENTAL INDUSTRIES - 1.1%

Emerald 2, Ltd. (United Kingdom)
Facility B-1, (LIBOR + 4.00%, 1.00% Floor), 5.33%, 05/14/21(b)(c)(d)	3,091,110	3,070,492

HEALTHCARE & PHARMACEUTICALS - 15.9%

ATI Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.80%, 05/10/23(b)	711,377	719,825
Bioclinica, Inc.
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.56%, 10/20/23(b)	2,223,424	2,191,462

See accompanying Notes to Schedule of Investments.  |  3

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2017  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

HEALTHCARE & PHARMACEUTICALS (continued)

CT Technologies Intermediate Hldgs, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.49%, 12/01/21(b)	3,246,543	3,254,659
Endo Luxembourg Finance I Co. S.A.R.L
Initial Term Loan, (LIBOR + 4.25%, 0.75% Floor), 5.50%, 04/29/24(b)	4,022,682	4,067,937
Equian, LLC
Delayed Draw Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.06%, 05/20/24(b)(e)	204,834	207,907
Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.07%, 05/20/24(b)(e)	665,711	675,697
ExamWorks Group, Inc.
Term Loan B-1, (LIBOR + 3.25%, 1.00% Floor), 4.49%, 07/27/23(b)	1,473,863	1,484,548
Lanai Holdings II, Inc.
First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.99%, 08/29/22(b)	2,231,706	2,168,939
Lanai Holdings III, Inc.
Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.00% Floor), 10.00%, 08/28/23(b)	869,565	854,348
Lantheus Medical Imaging, Inc.
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.74%, 06/30/22(b)	1,046,103	1,055,691
Medical Solutions Holdings, Inc.
First Lien Closing Date Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.58%, 06/14/24(b)(e)	5,096,397	5,140,991
Second Lien Closing Date Loan, (LIBOR + 8.25%, 1.00% Floor), 9.58%, 06/16/25(b)(e)	2,000,000	1,990,000
Nmsc Holdings, Inc.
Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.33%, 04/19/23(b)	561,524	570,649
Opal Acquisition, Inc.
First Lien Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.32%, 11/27/20(b)(d)	4,515,662	4,266,172
Parexel International Corp.
Term Loan B, (LIBOR + 3.00%, 0.00% Floor), 3.00%, 09/27/24(b)(d)	2,278,822	2,297,349
PharMerica Corporation
First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 09/26/24(b)(d)	1,732,523	1,744,971

	Principal Amount ($)	Value ($)

HEALTHCARE & PHARMACEUTICALS (continued)

Premier Dental Services, Inc.
Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.49%, 06/30/23(b)(e)	876,464	884,133
Press Ganey Holdings, Inc.
Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.49%, 10/21/24(b)	1,250,000	1,275,000
Quorum Health Corp.
Term Loan, (LIBOR + 6.75%, 1.00% Floor), 8.06%, 04/29/22(b)	2,718,750	2,761,230
Select Medical Corp.
Tranche B Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.81%, 03/01/21(b)	1,480,280	1,497,859
Tecomet, Inc.
Closing Date Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.06%, 05/01/24(b)	498,750	502,493
U.S. Renal Care, Inc.
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.58%, 12/30/22(b)	3,986,942	3,870,324
Valeant Pharmaceuticals
International, Inc. (Canada) Tranche B Term Loan, Series F-1, (LIBOR + 4.75%, 0.75% Floor), 5.99%, 04/01/22(b)(c)	1,183,335	1,205,765

		44,687,949

HIGH TECH INDUSTRIES - 15.0%

Almonde, Inc.
First Lien Dollar Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.82%, 06/13/24(b)	2,026,600	2,037,899
Aptean, Inc.
Second Lien Initial Term Loan, (LIBOR + 9.50%, 1.00% Floor), 10.84%, 12/20/23(b)	763,810	770,493
Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.59%, 12/20/22(b)	2,150,507	2,165,743
Aricent Technologies
First Lien Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.74%, 04/14/21(b)	3,473,439	3,482,122
Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.74%, 04/14/22(b)	1,391,828	1,402,267
Aspect Software, Inc.
First Lien Exit Term Loan, (LIBOR + 10.00%, 1.00% Floor), 11.24%, 05/25/20(b)	1,578,709	1,562,922
Cortes NP Acquisition Corp.
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.24%, 11/30/23(b)	4,838,362	4,882,706

4  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2017  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

HIGH TECH INDUSTRIES (continued)

DigiCert Holding, Inc.
First Lien Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 09/20/24(b)(d)	1,895,411	1,916,734
Second Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 09/19/25(b)(d)	1,514,727	1,531,457
Flexera Software, LLC
Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.33%, 04/02/21(b)	2,987,571	2,991,305
Integrated Device Technology, Inc.
Initial Term Loan B, (LIBOR + 3.00%, 0.00% Floor), 4.23%, 04/04/24(b)	776,586	778,993
LANDesk Software Group, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.49%, 01/20/24(b)	771,337	753,658
MA FinanceCo., LLC
Tranche B-3 Term Loan, (LIBOR + 2.75%, 0.00% Floor), 3.99%, 06/21/24(b)	264,223	265,081
Misys, Ltd. (United Kingdom)
Second Lien Dollar Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.57%, 06/13/25(b)(c)	500,000	510,267
Riverbed Technology, Inc.
First Amendment Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.49%, 04/24/22(b)	3,000,000	2,936,880
Seattle SpinCo, Inc.
Term Loan, (LIBOR + 2.75%, 0.00% Floor), 3.99%, 06/21/24(b)	1,784,360	1,790,160
Synchronoss Technologies, Inc.
Initial Term Loan, (LIBOR + 4.50%, 0.00% Floor), 5.74%, 01/19/24(b)	4,984,040	4,727,362
Syncsort, Inc.
Second Lien Initial Term Loan, (LIBOR + 9.00%, 1.00% Floor), 10.31%, 08/18/25(b)	2,000,000	1,965,000
TIBCO Software, Inc.
Term Loan B-1, (LIBOR + 3.50%, 1.00% Floor), 4.74%, 12/04/20(b)	2,002,977	2,012,741
Triple Point Group Holdings, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.58%, 07/10/20(b)	3,986,544	3,672,603

		42,156,393

HOTEL, GAMING & LEISURE - 3.8%

Delta 2 (Lux) S.a.r.l. (Luxembourg)
New Facility B-3 Term Loan (USD), (LIBOR + 3.00%, 1.00% Floor), 4.23%, 02/01/24(b)(c)	2,000,000	2,014,750

	Principal Amount ($)	Value ($)

HOTEL, GAMING & LEISURE (continued)

Equinox Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.49%, 03/08/24(b)	1,596,015	1,604,825
Second Lien Initial Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.24%, 09/06/24(b)	272,109	277,755
Everi Payments, Inc.
Term Loan B, (LIBOR + 4.50%, 1.00% Floor), 5.74%, 05/09/24(b)	1,673,371	1,690,523
The Intertain Group, Ltd. (Canada)
Initial Term Loan B, (LIBOR + 6.50%, 1.00% Floor), 7.74%, 04/08/22(b)(c)	643,951	651,195
Mohegan Tribal Gaming Authority
Term Loan A, (LIBOR + 3.75%, 0.00% Floor), 4.99%, 10/13/21(b)	2,218,750	2,235,857
Scientific Games International, Inc.
Term Loan B-4, (LIBOR + 3.25%, 0.00% Floor), 4.51%, 08/14/24(b)	2,231,523	2,238,150

		10,713,055

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 3.2%

Acosta, Inc.
Tranche B-1, (LIBOR + 3.25%, 1.00% Floor), 4.49%, 09/26/21(b)	992,251	881,863
Advantage Sales & Marketing, Inc.
First Lien Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.49%, 07/23/21(b)(d)	2,992,288	2,827,727
ALM Media, LLC
First Lien Term Loan B, (LIBOR + 4.50%, 1.00% Floor), 5.83%, 07/31/20(b)	3,014,560	2,758,322
F & W Media, Inc.
Term Loan B-1, (LIBOR + 6.50%, 1.50% Floor), 8.00%, 05/24/22(b)(e)	337,174	337,174
Term Loan B-2 (10.00% PIK), (LIBOR + 10.00%, 1.50% Floor),
11.50%, 05/24/22(b)(d)(e)(i)	811,030	811,030
Information Resources, Inc.
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.49%, 01/18/24(b)	1,496,278	1,513,111

		9,129,227

MEDIA: BROADCASTING & SUBSCRIPTION - 7.0%

Beasley Mezzanine Holdings, LLC
Initial Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.24%, 11/01/23(b)	711,600	721,609
CBS Radio, Inc.
Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.74%, 10/17/23(b)	1,392,026	1,405,084
Term Loan B-1, (LIBOR + 2.75%, 0.00% Floor), 2.75%, 10/17/23(b)(d)	790,419	793,383

See accompanying Notes to Schedule of Investments.  |  5

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2017  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

MEDIA: BROADCASTING & SUBSCRIPTION (continued)

Emmis Operating Co.
Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.24%, 04/18/19(b)(e)	605,871	588,452
Global Eagle Entertainment, Inc.
Initial Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.46%, 01/06/23(b)(d)	3,490,913	3,436,385
Hemisphere Media Holdings, LLC
Term Loan B-1, (LIBOR + 3.50%, 0.00% Floor), 4.74%, 02/14/24(b)	2,419,049	2,428,121
SESAC Holdco II, LLC
Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.49%, 02/24/25(b)	868,956	866,784
Univision Communications, Inc.
2017 Replacement Term Loan, (LIBOR + 2.75%, 1.00% Floor), 3.99%, 03/15/24(b)(d)	997,304	989,704
Urban One, Inc.
Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.34%, 04/18/23(b)	2,646,093	2,604,748
William Morris Endeavor Entertainment , LLC
Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 4.49%, 05/06/21(b)	5,681,207	5,727,367

		19,561,637

MEDIA: DIVERSIFIED & PRODUCTION - 1.3%

A-L Parent, LLC
First Lien Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.49%, 12/01/23(b)(e)	1,161,365	1,169,715
Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.49%, 12/02/24(b)(e)	500,000	502,500
DHX Media Ltd. (Canada)
Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.99%, 12/29/23(b)(c)	1,995,000	1,997,494

		3,669,709

METALS & MINING - 0.0%

Magnetation, LLC / Mag
Finance Corp.
DIP Term Loan, 12.00%, 10/14/16(e)(g)(h)	245,303	—

RETAIL - 8.5%

Academy, Ltd.
Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.27%, 07/01/22(b)	3,964,265	2,706,998
Charming Charlie, LLC
Term Loan (3.00% PIK), (LIBOR + 11.00%, 1.00% Floor), 12.33%, 12/24/19(b)(i)	3,593,237	1,706,788

	Principal Amount ($)	Value ($)

RETAIL (continued)

David’s Bridal, Inc.
Initial Term Loan, (LIBOR + 4.00%, 1.25% Floor), 5.34%, 10/11/19(b)(d)	3,707,213	2,930,552
J Crew Group, Inc.
Consenting Amended Initial Loan, (LIBOR + 3.22%, 1.00% Floor), 4.51%, 03/05/21(b)	433,559	265,063
JC Penney Corp., Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.57%, 06/23/23(b)	3,694,166	3,601,812
Leslie’s Poolmart, Inc.
Tranche B-1 Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.06%, 08/16/23(b)	710,217	711,549
Mister Car Wash Holdings, Inc.
Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.03%, 08/20/21(b)	1,267,630	1,274,494
The Neiman Marcus Group, Inc.
Other Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.48%, 10/25/20(b)	1,569,785	1,174,325
Petco Animal Supplies, Inc.
Second Amendment Term Loan, (LIBOR + 3.00%, 1.00% Floor), 4.31%, 01/26/23(b)	5,000,000	4,141,675
Sears Roebuck Acceptance Corp. (KMART Corp.)
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.74%, 06/30/18(b)(d)	3,879,541	3,840,745
Vince, LLC (Vince Intermediate Holding, LLC)
Initial Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.31%, 11/27/19(b)	1,683,053	1,472,672

		23,826,673

SERVICES: BUSINESS - 20.4%

Air Medical Group Holdings, Inc.
2016 New Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.24%, 04/28/22(b)(d)	2,493,256	2,494,502
First Lien Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/26/24(b)(d)	2,268,449	2,270,581
Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 04/28/22(b)(d)	803,026	798,409
Albany Molecular Research, Inc.
Second Lien Initial Loan, (LIBOR + 7.00%, 1.00% Floor), 8.33%, 08/30/25(b)	376,068	382,179
Americold Realty Operating Partnership, L.P.
Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.99%, 12/01/22(b)	3,587,919	3,632,768

6  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2017  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

SERVICES: BUSINESS (continued)

Applied Systems, Inc.
(LIBOR + 7.00%, 1.00% Floor), 8.32%, 09/19/25(b)	508,065	525,530
Carecore National, LLC
Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.24%, 03/05/21(b)	2,342,133	2,371,410
Cypress Intermediate Holdings III, Inc.
Second Lien Initial Term Loan, (LIBOR + 6.75%, 1.00% Floor), 7.99%, 04/28/25(b)	570,851	589,404
EIG Investors Corp.
Refinancing Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.32%, 02/09/23(b)	4,170,190	4,221,942
Electro Rent Corp.
First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.27%, 01/31/24(b)	2,103,155	2,121,558
Evergreen Skills Lux S.A.R.L. (Luxembourg)
First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.99%, 04/28/21(b)(c)	4,387,858	4,159,557
Second Lien Initial Term Loan, (LIBOR + 8.25%, 1.00% Floor), 9.49%, 04/28/22(b)(c)	999,917	822,851
Explorer Holdings, Inc.
Refinancing Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.06%, 05/02/23(b)	4,579,767	4,614,848
Garda World Security Corp. (Canada)
Term Loan B, (Variable + 4.00%, 1.00% Floor), 5.32%, 05/24/24(b)(c)	1,109,394	1,122,107
IBC Capital, Ltd.
First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.07%, 09/09/21(b)	2,984,694	2,968,517
International Car Wash Group, Ltd. (United Kingdom)
First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/03/24(b)(c)(d)	709,859	714,076
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 10/03/25(b)(c)(d)	545,455	548,182
Onex Carestream Finance, L.P.
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.33%, 06/07/19(b)	2,023,822	2,028,881
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.83%, 12/07/19(b)	2,739,694	2,691,174

	Principal Amount ($)	Value ($)

SERVICES: BUSINESS (continued)

SGS Cayman L.P.
Initial Cayman Term Loan, (LIBOR + 5.37%, 1.00% Floor), 6.71%, 04/23/21(b)(d)	786,648	756,495
SMG
First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.74%, 02/27/20(b)	2,280,612	2,284,181
Solera Holdings, Inc.
Dollar Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.49%, 03/03/23(b)	3,201,133	3,215,314
STG-Fairway Acquisitions, Inc.
First Lien Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.58%, 06/30/22(b)(d)	2,514,689	2,448,679
Sutherland Global Services, Inc.
Initial U.S. Term Loan, (LIBOR + 5.38%, 1.00% Floor), 6.71%, 04/23/21(b)(d)	3,379,399	3,249,867
Tempo Acquisition, LLC
Initial Term Loan, (LIBOR + 3.00%, 0.00% Floor), 4.23%, 05/01/24(b)	1,208,589	1,210,607
TMK Hawk Parent, Corp.
First Lien Initial Term Loan, (LIBOR + 3.50%, 0.00% Floor), 3.50%, 08/28/24(b)(d)	2,183,514	2,201,593
U.S. Security Associates Holdings, Inc.
Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.33%, 07/14/23(b)	2,983,846	3,012,745

		57,457,957

SERVICES: CONSUMER - 4.4%

Laureate Education, Inc.
Series 2024 Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.74%, 04/26/24(b)	3,595,604	3,619,191
NVA Holdings, Inc.
First Lien Term Loan B-2, (LIBOR + 3.50%, 1.00% Floor), 4.83%, 08/14/21(b)(d)	4,170,814	4,209,916
Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.33%, 08/14/22(b)	2,637,888	2,660,969
USS Ultimate Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.99%, 08/25/24(b)(d)	500,000	506,043
Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.00% Floor), 8.99%, 08/25/25(b)	1,384,615	1,396,156

		12,392,275

See accompanying Notes to Schedule of Investments.  |  7

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2017  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

TELECOMMUNICATIONS - 7.9%

CenturyLink, Inc.
First Lien Term Loan A, (LIBOR + 2.75%, 0.00% Floor), 2.75%, 06/20/22(b)(d)	2,000,000	2,000,000
Digicel International Finance Ltd. (Saint Lucia)
First Lien Initial Term Loan B, (LIBOR + 3.75%, 1.00% Floor), 5.07%, 05/27/24(b)(c)	272,774	274,266
Frontier Communications Corp.
Initial Term Loan, (LIBOR + 2.75%, 0.00% Floor), 3.99%, 03/31/21(b)	986,667	945,350
Term Loan B-1, (LIBOR + 3.75%, 0.75% Floor), 4.99%, 06/15/24(b)(d)	1,995,000	1,900,247
Global Tel*Link Corp.
First Lien Term Loan, (LIBOR + 4.00%, 1.25% Floor), 5.33%, 05/23/20(b)	6,684,138	6,761,841
Securus Technologies Holdings, Inc.
First Lien, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/20/24(b)(d)	2,123,636	2,147,962
Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.25% Floor), 9.00%, 04/30/21(b)	2,800,000	2,816,324
Second Lien Term Loan, (LIBOR + 8.25%, 1.00% Floor), 9.25%, 06/20/25(b)(d)	549,280	555,116
TierPoint, LLC
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.99%, 05/06/24(b)	2,033,385	2,045,239
TVC Albany, Inc.
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 08/23/24(b)(d)(e)	500,000	501,250
U.S. TelePacific Corp.
Advance Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.32%, 05/02/23(b)	2,432,926	2,375,753

		22,323,348

TRANSPORTATION: CONSUMER - 0.6%

Travel Leaders Group, LLC
Term Loan B, (LIBOR + 4.50%, 0.00% Floor), 5.81%, 01/25/24(b)	1,744,557	1,770,734

UTILITIES: ELECTRIC - 4.1%

EFS Cogen Holdings I, LLC
Advance Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.84%, 06/28/23(b)	1,279,093	1,296,681

	Principal Amount ($)	Value ($)

UTILITIES: ELECTRIC (continued)

Green Energy Partners
Advance Conversion Term Loan B-1, (LIBOR + 5.50%, 1.00% Floor), 6.83%, 11/13/21(b)(e)	1,177,136	1,118,279
Construction B-2 Facility, (LIBOR + 5.50%, 1.00% Floor), 6.83%, 11/13/21(b)(e)	340,909	323,864
Helix Gen Funding, LLC
Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.08%, 06/03/24(b)	1,218,957	1,233,840
Moxie Patriot, LLC
Construction B-1 Facility, (LIBOR + 5.75%, 1.00% Floor), 7.08%, 12/19/20(b)	2,761,949	2,582,422
Panda Liberty, LLC
Construction B-1 Facility, (LIBOR + 6.50%, 1.00% Floor), 7.83%, 08/21/20(b)	1,399,646	1,251,816
Pike Corporation
Initial Term Loan 2017, (LIBOR + 3.50%, 1.00% Floor), 4.74%, 09/20/24(b)(d)	861,919	874,042
Vistra Operations Company, LLC
Initial Term Loan, (LIBOR + 2.75%, 0.75% Floor), 3.98%, 08/04/23(b)	1,619,654	1,624,894
Initial Term Loan C, (LIBOR + 2.75%, 0.75% Floor), 3.98%, 08/04/23(b)	372,186	373,390
WG Partners Acquisition, LLC
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.33%, 11/15/23(b)(e)	857,423	860,638

		11,539,866

Total Senior Loans
(Cost $386,623,782)		381,840,156

Corporate Notes and Bonds - 11.7%(h)

AUTOMOTIVE - 1.4%

Tesla, Inc. 5.30%, 08/15/25(j)	4,000,000	3,905,000

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.9%

Donnelley Financial Solutions, Inc. 8.25%, 10/15/24	2,476,000	2,655,510

CONSUMER GOODS: NON-DURABLE - 0.2%

Revlon Consumer Products Corp. 5.75%, 02/15/21	500,000	438,750

CONTAINERS, PACKAGING & GLASS - 0.7%

Reynolds Group Holdings, Inc. 6.88%, 02/15/21	1,999,498	2,051,985

HEALTHCARE & PHARMACEUTICALS - 0.9%

Valeant Pharmaceuticals
International, Inc. (Canada) 7.50%, 07/15/21(c)(j)	1,500,000	1,500,000

8  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2017  (unaudited)

	Principal Amount ($)	Value ($)

Corporate Notes and Bonds(h) (continued)

HEALTHCARE & PHARMACEUTICALS (continued)

West Street Merger Sub, Inc. 6.38%, 09/01/25(j)	1,000,000	1,000,000

		2,500,000

HIGH TECH INDUSTRIES - 0.7%

Riverbed Technology, Inc. 8.88%, 03/01/23(j)	1,000,000	956,250
RP Crown Parent, LLC
7.38%, 10/15/24(j)	1,000,000	1,026,250

		1,982,500

HOTEL, GAMING & LEISURE - 0.4%

Scientific Games International, Inc. 7.00%, 01/01/22(j)	1,000,000	1,063,750

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.3%

Acosta, Inc. 7.75%, 10/01/22(j)	1,000,000	725,000

MEDIA: BROADCASTING & SUBSCRIPTION - 1.8%

CSC Holdings, LLC 10.13%, 01/15/23(j)	105,000	121,406
10.88%, 10/15/25(j)	293,000	362,954
SiTV, Inc. 10.38%, 07/01/19(j)	3,420,000	2,334,150
Univision Communications, Inc. 5.13%, 02/15/25(j)	1,000,000	1,011,250
Urban One, Inc. 7.38%, 04/15/22(j)	1,357,000	1,363,785

		5,193,545

METALS & MINING - 0.0%

ERP Iron Ore, LLC
LIBOR +, 8.00%, 12/31/19(e)	37,172	12,405
Magnetation, LLC / Mag
Finance Corp. 11.00%, 05/15/18(e)(g)(j)(k)	639,000	—

		12,405

RETAIL - 0.3%

PetSmart, Inc. 5.88%, 06/01/25(j)	1,000,000	877,500

SERVICES: BUSINESS - 1.2%

Camelot Finance S.A. (Luxembourg) 7.88%, 10/15/24(c)(j)	1,080,000	1,166,400
EIG Investors Corp. 10.88%, 02/01/24	2,000,000	2,210,000

		3,376,400

TELECOMMUNICATIONS - 2.9%

GTT Communications, Inc. 7.88%, 12/31/24(j)	1,788,000	1,904,220
Intelsat Jackson Holdings S.A. (Luxembourg) 8.00%, 02/15/24(c)(j)	2,000,000	2,155,000

	Principal Amount ($)	Value ($)

TELECOMMUNICATIONS (continued)

Orbcomm, Inc. 8.00%, 04/01/24(j)	3,694,000	3,980,285

		8,039,505

Total Corporate Notes and Bonds
(Cost $33,427,998)		32,821,850

	Share Quantity	Value ($)

Common Stocks - 0.0%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%

Medical Card System, Inc.(e)(g)	991,230	43,108

ENERGY: OIL & GAS - 0.0%
Southcross Holdings Borrower, GP LLC(e)(g)	129	—
Southcross Holdings Borrower, LP, Class A-II(e)(g)	129	87,075

		87,075

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%

F & W Media,Inc.(e)(g)	9,510	—

Total Common Stock (Cost $58,051)		130,183

Preferred Stock - 1.4%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.4%

Watford Holdings, Ltd. (Bermuda) 8.50% (c)(e)(j)	160,000	3,933,244

Total Preferred Stock (Cost $3,920,000)		3,933,244

Total Investments-148.9% (Cost of $424,029,831)		418,725,433
Other Assets & Liabilities, Net-1.1%		3,084,144
Loan Outstanding-(50.0)%(l)(m)		(140,646,467)

Net Assets (Applicable to Common Shares)-100.0%		281,163,110

See accompanying Notes to Schedule of Investments.  |  9

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2017  (unaudited)

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of September 30, 2017. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.
(b)	The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of September 30, 2017, the 1, 3 and 6 month LIBOR rates were 1.23%, 1.33% and 1.51%, respectively, and the Prime lending rate was 4.25%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of both LIBOR and Prime (“Variable”) in addition to the stated spread.
(c)	Foreign issuer traded in U.S. dollars.
(d)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(e)	Fair Value Level 3 security.
(f)	The issuer is in default of its payment obligations as of June 7, 2017, as such, income is no longer being accrued.
(g)	Non-income producing asset.
(h)	Fixed rate asset.
(i)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount.
(j)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2017, these securities amounted to $29,386,444, or 10.45% of net assets.
(k)	The issuer is in default of its payment obligations as of May 5, 2015, as such, income is no longer being accrued.
(l)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(m)	Principal $141,000,000 less unamortized deferred financing costs of $353,533.

10  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments

September 30, 2017  (unaudited)

Security Valuation

Apollo Senior Floating Rate Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock and preferred stock are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1  —   Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2  —   Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3  —   Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

  |  11

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments  (continued)

September 30, 2017  (unaudited)

The valuation techniques used by the Fund to measure fair value at September 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers into and out of the levels are recognized at the value at the end of the period. A summary of the Fund’s investments categorized in the fair value hierarchy as of September 30, 2017 is as follows:

Apollo Senior Floating Rate Fund Inc.

	Total Fair Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets:
Cash and Cash Equivalents	$ 24,905,616	$24,905,616	$—	$—
Senior Loans	381,840,156	—	348,174,540	33,665,616
Corporate Notes and Bonds	32,821,850	—	32,809,445	12,405
Common Stock	130,183	—	—	130,183
Preferred Stock	3,933,244	—	—	3,933,244
Unrealized appreciation on Unfunded Loan Commitments	3,213	—	3,213	—

Total Assets	$443,634,262	$24,905,616	$380,987,198	$37,741,448

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2017 through September 30, 2017:

Apollo Senior Floating Rate Fund Inc.

	Total	Senior Loans	Corporate Notes and Bonds	Common Stock	Preferred Stock

Total Fair Value, beginning of period	$32,178,376	$28,275,505	$—	$48,375	$3,854,496
Purchases, including capitalized PIK	21,591,522	21,550,783	40,739	—	—
Sales/Paydowns	(14,659,127)	(14,655,560)	(3,567)	—	—
Accretion/(amortization) of discounts/(premiums)	494,759	494,759	—	—	—
Net realized gain/(loss)	(864,129)	(170,985)	(693,144)	—	—
Change in net unrealized appreciation/(depreciation)	1,749,537	920,604	668,377	81,808	78,748
Transfers into Level 3	6,173,323	6,173,323	—	—	—
Transfers out of Level 3	(8,922,813)	(8,922,813)	—	—	—

Total Fair Value, end of period	$37,741,448	$33,665,616	$12,405	$130,183	$3,933,244

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed previously. There were no transfers between Level 1 and Level 2 fair value measurement during the period shown. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at September 30, 2017 was $1,569,406.

12  |

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments (continued)

September 30, 2017  (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of September 30, 2017:

Apollo Senior Floating Rate Fund Inc.

Assets/Liabilities	Fair Value at September 30, 2017	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized

Senior Loans	$23,305,435	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

	4,912,500	Discounted Cash Flow(b)	Discount Rate(b)	10.1%-12.1%

	4,299,477	Discounted Cash Flow(b)	Discount Rate(b)	15.6%

	1,148,204	Transaction Value(c)	Cost(c)	N/A

	—	Recoverability(d)	Liquidation	$0 - $7m
			Proceeds(d)

Corporate Notes and Bonds	12,405	Discounted Cash Flow(b)	Discount Rate(b)	22.5%

	—	Recoverability(d)	Liquidation Proceeds(d)	$0 - $7m

Common Stock	43,108	Black-Scholes Option Pricing Model(e)	Volatility(e)	25%

	—	Transaction Value(c)	Cost(c)	N/A

	87,075	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Preferred Stock	3,933,244	Discounted Cash Flow(b)	Discount Rate(b)	8.62%

Total Fair Value	$37,741,448

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)	The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.
(c)	The Fund utilized a recent restructuring transaction to fair value this security, specifically the implied fair value of the restructured capital.
(d)	The Fund utilized a recoverability approach to fair value this security, specifically a liquidation analysis. There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of the company’s assets, which were estimated by a third-party financial advisor as part of restructuring proceedings. The significant unobservable inputs used in the valuation model were liquidation proceeds. Significant increases and decreases in the inputs in isolation may result in a significantly higher or lower fair value measurement.
(e)	The Fund utilized a Black-Scholes options pricing model to fair value this security. The significant unobservable input used in the valuation model was volatility. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

  |  13

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments  (continued)

September 30, 2017  (unaudited)

Federal Tax Information

Cost for U.S federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales. Unrealized appreciation and depreciation on investments as of September 30, 2017 were as follows:

Apollo Senior Floating Rate Fund Inc.

Federal tax basis, cost	$424,315,202

Unrealized appreciation	$5,284,840
Unrealized depreciation	(10,874,609)

Net unrealized appreciation/(depreciation)	$(5,589,769)

General Commitments and Contingencies

As of September 30, 2017, the Fund had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitments

TCB Holdings III Corp.	$116,601
Trimark USA, LLC	97,478
Total unfunded loan commitments	$214,079

For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission.

14  |

Item 2. Controls and Procedures.

(a)

The Fund’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Apollo Senior Floating Rate Fund Inc.

By (Signature and Title) /s/Joseph Moroney
Joseph Moroney, President (principal executive officer)

Date 11/16/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date 11/16/2017

By (Signature and Title) /s/Frank Marra
Frank Marra, Treasurer and Chief Financial Officer
(principal financial officer)

Date 11/16/2017